Investments in affiliates (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Aug. 31, 2015
Gemini
Schedule of Equity Method Investments
Ownership (as a percent)	49.00%	49.00%	49.00%
Gemini | Belita
Schedule of Equity Method Investments
TEU		8,533
Gemini
Schedule of Equity Method Investments
Capital lease obligations assumed | $	$ 35.4
Borrowings under a secured loan facility | $	30.0
Proceeds from equity contributions | $	$ 47.4
Gemini | Suez Canal
Schedule of Equity Method Investments
TEU		5,610
Gemini | Genoa
Schedule of Equity Method Investments
TEU		5,544
Gemini | Catherine C
Schedule of Equity Method Investments
TEU		6,422
Gemini | Leo C
Schedule of Equity Method Investments
TEU		6,422
Gemini | Belita
Schedule of Equity Method Investments
TEU		8,533
Gemini | Entities that leases Suez Canal and Genoa
Schedule of Equity Method Investments
Acquired interest				100.00%
Gemini | Owners of container vessels Catherine C and Leo C
Schedule of Equity Method Investments
Acquired interest		100.00%
Gemini | Equity Method Investment, Nonconsolidated Investee
Schedule of Equity Method Investments
Net assets | $		$ 39.3	$ 31.2
Virage | Gemini
Schedule of Equity Method Investments
Ownership (as a percent)	51.00%